Related-Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Related-Party Transactions
4. RELATED-PARTY TRANSACTIONS
The Company is party to several agreements that govern its relationship with Cellectis, some of which require the Company to make payments to Cellectis. Pursuant to the Company’s management services agreement with Cellectis, it incurred no management fee expenses for the three and nine months ended September 30, 2022, and it incurred nominal management fee expenses for the three and nine months ended September 30, 2021.
Cellectis has also guaranteed the lease agreement for the Company’s headquarters. Cellectis’ guarantee of the Company’s obligations under the lease will terminate at the end of the second consecutive calendar year in which the Company’s tangible net worth exceeds $300 million. The Company agreed to indemnify Cellectis for any obligations incurred by Cellectis under its guaranty of the obligations under the lease, effective upon Cellectis’ ownership falling to 50 percent or less of the Company’s outstanding common stock. This indemnification obligation was triggered in October 2022.
TALEN
®
is the Company’s primary gene editing technology. TALEN
®
technology was invented by researchers at the University of Minnesota and Iowa State University and exclusively licensed to Cellectis. The Company obtained an exclusive license for the TALEN
®
technology for commercial use in plants from Cellectis. The Company also licenses other technology from Cellectis. Cellectis is entitled to royalties on any revenue the Company generates from sales of products less certain amounts as defined in the license agreement, royalties on certain cumulative revenue thresholds, and a percentage of any sublicense revenues. The Company has incurred nominal license and royalty fees for the three and nine months ended September 30, 2022 and 2021.

4. RELATED-PARTY TRANSACTIONS
During the year ended December 31, 2020, Cellectis purchased 1,250,000 shares of common stock in the Company’s follow-on
offering at the public offering price of $4.00 per share
The Company is party to several agreements that govern its relationship with Cellectis, some of which require the Company to make payments to Cellectis. The Company incurred nominal management fees in 2021 and 2020 as services previously provided by Cellectis were internalized in 2019. For the year ended December 31, 2019, management fees were $1.3 million.
Cellectis has also guaranteed the lease agreement for the Company’s headquarters. Cellectis’ guarantee of the Company’s obligations under the lease will terminate at the end of the second consecutive calendar year in which the Company’s tangible net worth exceeds
 $300 million. At a point when Cellectis owns 50
percent or less of the Company’s outstanding common stock, the Company has agreed to indemnify Cellectis for any obligations incurred by Cellectis under its guaranty of the obligations under the lease.
TALEN
®
is the Company’s primary gene editing technology. TALEN
®
technology was invented by researchers at the University of Minnesota and Iowa State University and exclusively licensed to Cellectis. The Company obtained an exclusive license for the TALEN
®
technology for commercial use in plants from Cellectis. The Company also licenses other technology from Cellectis. Cellectis is entitled to royalties on any revenue the Company generates from sales of products less certain amounts as defined in the license agreement, royalties on certain cumulative revenue thresholds, and a percentage of any sublicense revenues. The Company has incurred nominal license and royalty fees for the years ended December 31, 2021, 2020, and 2019.